UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 1, 2017 to July 31, 2017
Commission File Number of issuing entity: 333-207329-07
Central Index Key Number of issuing entity: 0001710329
CarMax Auto Owner Trust 2017-3
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-207329
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Enrique Mayor-Mora, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
32-6472204
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2017-3 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
Item 1A. Asset-Level Information.
Asset Data File (incorporated by reference from Exhibit 102 to the registrant's Form ABS-EE filed on August 15, 2017 under File No. 333-207329-07).
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 10, 2017.
Central Index Key (CIK) of Securitizer: 0001259380.
PART II – OTHER INFORMATION
Item 7. Change in Sponsor Interest in the Securities.
As required under Regulation RR (17 C.F.R. Part 246), CarMax Business Services, LLC, recalculated the fair value of the Notes and the EHRI retained by the depositor as of the Closing Date. No changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $75,735,767.15 (5.22% expressed as a percentage of the fair value of the EHRI and the Notes). The sum of the approximate fair value of the EHRI retained by the depositor and the amount deposited in the Reserve Account on the Closing Date, expressed as a percentage of the fair value of the EHRI and the Notes, was 5.46%.
Item 10. Exhibits.
Exhibit 99.1    Monthly Servicer's Certificate for the collection period commencing July 1, 2017 and ending July 31, 2017

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2017-3
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	August 15, 2017	By:	/s/ Enrique Mayor-Mora
Enrique Mayor-Mora
Vice President and Treasurer

Exhibit Index

Exhibit            Description
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing July 1, 2017 and ending July 31, 2017

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